Other long-term assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Other Non Current Assets [Abstract]
Restricted cash	$ 368	$ 408
Prepaid expenses and deposits	3,229	3,775
Commission asset	18,164	15,147
Contract asset	21,104	10,691
Investments	0	1,519
Total other-long term assets	$ 42,865	$ 31,540